OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2012
Estimated average burden
hours per response. . . . . . . 9.6

United States
Securities and Exchange Commission
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22217

Federated Core Trust III
(Exact name of registrant as specified in charter)

4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)

Registrant’s telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2009 through 6/30/2010

Item 1. Proxy Voting Record.

Federated Project and Trade Finance Core Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Core Trust III

By (Signature and Title)*	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 26, 2010

* Print the name and title of each signing officer under his or her signature.